SCHEDULE OF PROVISION FOR CREDIT LOSS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other Receivables Net
Beginning balance of the period	¥ (26,541)	¥ (30,251)	¥ (20,980)
Additions		(12,400)	(3,494)
Write-offs	3,802	16,110	679
Reclassified from amounts due from related parties			(6,456)
Ending balance of the period	¥ (22,739)	¥ (26,541)	¥ (30,251)